Summary of revenue from transfer of goods and services (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Total	$ 9,587	$ 7,143	$ 9,633	$ 14,572	$ 18,840
United states [member]
IfrsStatementLineItems [Line Items]
Total	6,691	3,416		8,600
Germany [member]
IfrsStatementLineItems [Line Items]
Total	1,360	3,563		4,563
Columbia [member]
IfrsStatementLineItems [Line Items]
Total	300
United kingdom [member]
IfrsStatementLineItems [Line Items]
Total	976
Other [member]
IfrsStatementLineItems [Line Items]
Total	260	164		83
China [member]
IfrsStatementLineItems [Line Items]
Total				1,326
Active ingredients [member]
IfrsStatementLineItems [Line Items]
Total	8,492	7,143		14,572
Active ingredients [member] | United states [member]
IfrsStatementLineItems [Line Items]
Total	6,691	3,416		8,600
Active ingredients [member] | Germany [member]
IfrsStatementLineItems [Line Items]
Total	1,360	3,563		4,563
Active ingredients [member] | Columbia [member]
IfrsStatementLineItems [Line Items]
Total	300
Active ingredients [member] | United kingdom [member]
IfrsStatementLineItems [Line Items]
Total
Active ingredients [member] | Other [member]
IfrsStatementLineItems [Line Items]
Total	141	164		83
Active ingredients [member] | China [member]
IfrsStatementLineItems [Line Items]
Total				1,326
Biopharmaceutical [member]
IfrsStatementLineItems [Line Items]
Total	1,095
Biopharmaceutical [member] | United states [member]
IfrsStatementLineItems [Line Items]
Total
Biopharmaceutical [member] | Germany [member]
IfrsStatementLineItems [Line Items]
Total
Biopharmaceutical [member] | Columbia [member]
IfrsStatementLineItems [Line Items]
Total
Biopharmaceutical [member] | United kingdom [member]
IfrsStatementLineItems [Line Items]
Total	976
Biopharmaceutical [member] | Other [member]
IfrsStatementLineItems [Line Items]
Total	$ 119
Biopharmaceutical [member] | China [member]
IfrsStatementLineItems [Line Items]
Total